Leases - Other Supplemental Information (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 607
Right-of-use assets obtained in exchange for new lease liabilities	$ 3,629
Weighted average remaining lease term (in years)	3 years 2 months 12 days
Weighted average discount rate	4.20%